Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Cash Flows [Abstract]
Fair value of assets acquired, cash acquired	$ 6,502	$ 3,405	$ 41,524